Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Sep. 18, 2012 Hologram Business	Jun. 30, 2012 Hologram Business AOT	Jul. 02, 2011 Hologram Business AOT	Jul. 03, 2010 Hologram Business AOT
Discontinued Operations
Cash sale price												$ 11.5
Net revenue									19.7	22.6	16.6		19.7	22.6	16.6
Loss from discontinued operations, net of tax	$ (23.6)	$ (1.2)	$ (2.5)	$ (2.2)	$ (1.9)	$ (1.9)	$ (1.7)	$ (1.6)	$ (29.5)	$ (7.1)	$ (10.6)		$ (29.5)	$ (7.1)	$ (8.5)